October 18, 2013

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at www.etf.franklintempleton.com.  You can also get this information at no cost by calling (800) DIAL BEN®/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated October 18, 2013, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

TICKER:	EXCHANGE:
FTSD	NYSE Arca, Inc.

FRANKLIN ETF TRUST
 SUMMARY PROSPECTUS

Franklin Short Duration

U.S. Government ETF

Franklin • Templeton • Mutual • Series

SUMMARY PROSPECTUS
FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

Investment Goal

A high level of current income as is consistent with prudent investing, while seeking preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows.

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.30%
Distribution and service (12b-1) fees	None
Other expenses1	0.16%
Total annual Fund operating expenses	0.46%
Fee waiver and/or expense reimbursement1	-0.16%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.30%

1.  Other expenses are based on estimated amounts for the current fiscal year. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding acquired fund fees and expenses and certain non‑routine expenses) for the Fund do not exceed 0.30% until at least May 31, 2015.  Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year 3 Years
$31 $131

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs

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SUMMARY PROSPECTUS
FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.  The Fund targets an estimated average portfolio duration of three (3) years or less.  The Fund generally invests a substantial portion of its assets in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including adjustable rate mortgage securities (ARMs), but the Fund also invests in direct obligations of the U.S. government (such as Treasury bonds, bills and notes) and in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government sponsored entities.  All of the Fund’s principal investments are debt securities, including bonds, notes and debentures.

In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments and other factors.

The Fund invests in investment grade securities and investments or in unrated securities and investments that the Fund’s investment manager determines are of comparable quality.

Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate.  As the underlying mortgage loans are paid off, investors receive periodic principal and interest payments as well as any unscheduled principal prepayments on the underlying mortgage loans.  The mortgage-backed securities purchased by the Fund include, but are not limited to, bonds and notes issued or guaranteed by the Government National Mortgage Association (Ginnie Mae) and U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac.

Government agency or instrumentality issues have different levels of credit support.  Ginnie Mae pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac, may be chartered by Acts of Congress, but their securities are neither issued nor guaranteed by the U.S. government.  Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will continue to do so.  The Fund may invest in obligations of other U.S. government-sponsored entities, which may be supported only by the credit of the issuing agency or instrumentality, such as securities issued by members of the Farm Credit System.  Accordingly, securities issued by Fannie Mae, Freddie Mac, the Farm Credit System, and similar securities may involve a risk of non-payment of principal and interest.  Investors should remember that guarantees of timely repayment of principal and interest on the securities do not apply to the market prices and yields of the securities or to the net asset value (NAV), trading price or performance of the Fund.  Irrespective of such guarantees, the market prices and yields of the securities and, consequently, the NAV, trading price and performance of the Fund, will vary with changes in interest rates and other

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SUMMARY PROSPECTUS
FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

market conditions.  Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

The Fund may invest in U.S. inflation-indexed securities issued by the U.S. government.

To pursue its investment goal, the Fund may invest in certain interest rate-related derivative transactions, principally interest rate, bond, U.S. Treasury and fixed income index futures contracts.  The use of these derivative transactions may allow the Fund to obtain net long or short exposures to selected interest rates or durations.  These derivatives may be used to hedge risks associated with the Fund’s other portfolio investments.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.  The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.  The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment goal.  Unlike many ETFs, the Fund is not an index-based ETF.

Interest Rate  When interest rates rise, debt security prices generally fall.  The opposite is also generally true:  debt security prices rise when interest rates fall.  In general, securities with longer maturities are more sensitive to these interest rate changes.

Mortgage-Backed Securities  Mortgage-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity.  The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans.  Because of prepayments, mortgage-backed securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates.  A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage-backed securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Prepayment  Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security’s maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Variable Rate Securities  Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may

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SUMMARY PROSPECTUS
FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

decline during periods of rising interest rates until their interest rates reset to market rates.  If the changes in market rates are substantial, the interest rate on a variable rate security may not reset during a single adjustment period.  Lifetime limits on resets may also prevent their rates from adjusting to market rates.

During periods of declining interest rates, because the interest rates on variable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Income  Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Credit  An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.  While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac.  Also guarantees of principal and interest do not apply to market prices, yields or the Fund’s NAV and trading price.  While the U.S. government has provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law.  Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest.  Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Inflation-Indexed Securities  Inflation-indexed securities have a tendency to react to changes in real interest rates.  Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation.  In general, the price of an inflation-indexed security decreases when real interest rates increase, and increases when real interest rates decrease.  Interest payments on inflation-indexed securities will fluctuate as the principal and/or  interest is adjusted for inflation and can be unpredictable.

Management  The Fund is subject to management risk because it is an actively managed ETF.  The Fund’s investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market  The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably.  A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer.  This is a basic risk associated with all securities.  When there are more sellers than buyers, prices tend to fall.  Likewise, when there are more buyers than sellers, prices tend to rise.

Market Trading  The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund.  Unlike some ETFs that

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SUMMARY PROSPECTUS
FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

track specific indices, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices which closely correspond to NAV. Given the high level of transparency of the Fund’s holdings, the investment manager believes that the trading experience of the Fund should be similar to that of index-based ETFs.  However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund’s shares will trade at premiums or discounts to NAV.  Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Derivative Instruments  The performance of derivative instruments (including interest rate-related derivatives) depends largely on the performance of an underlying interest rate, security or index and such derivatives often have risks similar to their underlying instrument, in addition to other risks.  Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment.  Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits.  When used for hedging, the change in value of the derivative may also not correlate specifically with the interest rate, security or other risk being hedged.

Performance

Because the Fund is new, it has no performance history.  Once the Fund has commenced operations, you can obtain updated performance information at etf.franklintempleton.com or by calling (800) DIAL BEN®/342-5236.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

ROGER BAYSTON, CFA
Senior Vice President of Advisers and portfolio manager of the Fund since inception (October 2013).

PATRICK KLEIN, PH.D.
Portfolio Manager of Advisers and portfolio manager of the Fund since inception (October 2013).

Purchase and Sale of Fund Shares

The Fund is an ETF.  Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer.  The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).  The Fund will only issue or redeem shares that have been aggregated into blocks of 25,000 shares or multiples thereof (Creation

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Units) to authorized participants who have entered into agreements with the Fund’s distributor, Franklin Templeton Distributors, Inc. (Distributors).  The Fund will issue or redeem Creation Units in return for a basket of cash and/or securities that the Fund specifies each day.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax- deferred account.

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Franklin Templeton Distributors, Inc. One Franklin Parkway San Mateo, CA 94403‑1906 etf.franklintempleton.com Franklin Short Duration U.S. Government ETF

Investment Company Act file #811-22801

© 2013 Franklin Templeton Investments.  All rights reserved.

FTSD PSUM 10/13                                                                          10% Total Recycled Filter